Note 7 - Advances to CEN Biotech Ukraine	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Advances to Related Party [Text Block]
NOTE
4
– ADVANCES TO CEN BIOTECH UKRAINE

At both
March 31, 2020
and
December 31, 2019,
the Company had advances of
$1,065,328
to CEN Biotech Ukraine, LLC, a related party, (see Note
12
). The advances were for the purpose of funding the operations of CEN Biotech Ukraine, LLC.

Bahige (Bill) Chaaban, our Interim Chief Executive Officer and member of our Board of Directors, and Usamakh Saadikh, a member of our Board of Directors, each directly own
25.5%
of CEN Ukraine respectively. The remaining
49%
of CEN Ukraine is owned by XN Pharma, which is an entity jointly owned by Bahige (Bill) Chaaban and Usamakh Saadikh. Bahige (Bill) Chaaban and Usamakh Saadikh do
not
currently hold any positions with CEN Ukraine. CEN Ukraine is operated and controlled by its sole director. Pursuant to Ukrainian law, shareholders of a company do not
have the ability to control the company or the actions of its director. CEN Ukraine is operated under the direction of its management per the guidelines of Ukrainian law. These loans are unsecured, non-interest bearing, and are due on demand.

NOTE
7
– ADVANCES TO CEN BIOTECH UKRAINE

At
December 31, 2019
and
2018,
the Company had advances of
$1,065,328
and
$875,328
respectively, to CEN Biotech Ukraine, LLC, a related party, (see Note
15
). The advances were for the purpose of funding the operations of CEN Biotech Ukraine, LLC and are unsecured, non-interest bearing, and are due on demand.